Financial Risk Management - Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management
Cash and cash equivalents	$ 11,887	$ 198,122	$ 145,530	$ 103,736
Short-term cash deposits		25,000
Trade and other receivables	24,444	11,185
Due from related parties	15,295
Credit risk
Financial Risk Management
Cash and cash equivalents	11,887	198,122
Short-term cash deposits		25,000
Trade and other receivables	24,444	11,185
Due from related parties	$ 15,295
Derivative financial instruments		$ 3,576
Credit risk | Shell
Financial Risk Management
Percentage of entity's revenue	39.00%	44.00%	56.00%